Investment Strategy - Global X Funds	Dec. 12, 2025
Global X Zero Coupon Bond 2030 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2030 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2030, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2030 and November 30, 2030. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.
To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2030 and November 30, 2030, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2030, May 2030, August 2030, and November 2030. The 2030 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2030, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2030 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2030), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2030 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index's component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2030, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.
Global X Zero Coupon Bond 2031 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2031 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2031, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2031 and November 30, 2031. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.
To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2031 and November 30, 2031, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2031, May 2031, August 2031, and November 2031. The 2031 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2031, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2031 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2031), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2031 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2031, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.
Global X Zero Coupon Bond 2032 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2032 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2032, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2032 and November 30, 2032. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.

To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2032 and November 30, 2032, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2032, May 2032, August 2032, and November 2032. The 2032 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents.] It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2032, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2032 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2032), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2032 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2032, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.
Global X Zero Coupon Bond 2033 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2033 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2033, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2033 and November 30, 2033. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.

To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2033 and November 30, 2033, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2033, May 2033, August 2033, and November 2033. The 2033 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2033, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2033 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2033), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2033 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2033, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.
Global X Zero Coupon Bond 2034 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2034 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2034, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2034 and November 30, 2034. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.

To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2034 and November 30, 2034, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2034, May 2034, August 2034, and November 2034. The 2034 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2034, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2034 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2034), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2034 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2034, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.
Global X Zero Coupon Bond 2035 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2035 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2035, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to measure the performance of Separate Trading of Registered Interest and Principal of Securities representing the final principal payment of zero-coupon U.S. Treasury securities (“Treasury STRIPS”) that are scheduled to mature between January 1, 2035 and November 30, 2035. A Treasury STRIPS represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been “stripped” into separately tradable components.

To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by FTSE Russell, the provider of the Underlying Index (the "Index Provider"), must be met. In addition to having a scheduled maturity date between January 1, 2035 and November 30, 2035, each security must be denominated in U.S. dollars and at least $5 billion of the security’s offering must be available to the public for purchase (i.e., is not held by the Federal Reserve), as determined by the Index Provider. For example, for the maturity year exposure the Underlying Index would expect to hold four sets of bonds across four separately maturing dates corresponding to issuances for February 2035, May 2035, August 2035, and November 2035. The 2035 Treasury STRIPS selected for inclusion in the Underlying Index are equally weighted across the four maturity dates within the year of the Fund’s terminal maturity year (the "Terminal Year"). If the number of constituents within a given vintage year falls below four, the Index Provider may select additional Treasury STRIPS that have similar risk and return profiles. The Treasury STRIPS held by the Fund generally will be held until they mature or no longer meet the eligibility criteria of the Underlying Index and are removed from the Underlying Index. The Underlying Index will not include variable-rate, floating-rate, fixed-to-floating rate, index-linked, retail directed, convertibles, savings, private placements, and dual-currency bonds. The Underlying Index will terminate on month-end after the final bond within the Underlying Index matures. As of December 5, 2025, the Underlying Index had 4 constituents. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

The Fund will terminate prior to or shortly before November 30th, 2035, without requiring additional approval by the Board of Trustees (the “Board”) or Fund shareholders, although the Board may change the termination date and/or the Fund’s liquidation date. In connection with the termination of the Fund, the Fund will liquidate and will seek to make a cash distribution of substantially all of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund.

The Fund does not seek to distribute any predetermined amount of cash at maturity. In the last twelve months of the Fund’s operation, no new constituents will be added to the Underlying Index. In the last twelve months of the Fund’s operation, when the 2035 Bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills, as well as affiliated underlying ETFs. In the last twelve months of the Fund’s operations, the Fund also may invest up to 100% of its assets in cash, cash equivalents, ETFs or money market funds in response to market, political, economic or other conditions, for temporary defensive purposes. To the extent that the Fund invests in money market or similar funds, however, the Adviser will bear the costs for acquired fund fees and expenses generated by investments in affiliated ETFs it will incur the fees and expenses of such funds.

The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index. An indexing approach may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index. In doing so, the Fund may not track its Underlying Index with the same degree of accuracy as when the Fund replicates the composition and weighting of the Underlying Index.

While the Fund intends to invest substantially all of its assets in STRIPS, if assets from one or more new creation orders are received in the Terminal Year of the Fund when the Fund is at, near, or following the maturity of certain securities within that final year (e.g., February 2035), the Fund may invest a portion of those new assets in money market funds, cash and cash equivalents, ETFs, including, without limitation, U.S. Treasury bills and, with the remaining assets invested in approximately equal proportions across the remaining maturity date exposures of the Index. Such transition periods may be other-than-normal circumstances, which may result in the Fund temporarily deviating from the 80% policy specified above.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the FTSE Zero Coupon U.S. Treasury STRIPS 2035 Maturity Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are similar to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, other ETFs that have economic characteristics that are similar to the economic characteristics of the Underlying Index’s component securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund is a term fund that will terminate on or about November 30, 2035, at which time it will distribute its remaining net assets to shareholders pursuant to a plan of liquidation. The Fund's 80% investment policy is non-fundamental and does not require a shareholder vote to change it, however, it requires 60 days prior written notice to shareholders before it can be changed.